CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Aug. 12, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 05, 2021	Feb. 04, 2021
Current assets:
Cash	$ 159,194			$ 189,971
Prepaid expenses	532,817			744,542
Total current assets	692,011			934,513
Investments held in Trust Account	236,098,332			235,750,000
TOTAL ASSETS	236,790,343			236,684,513
Current liabilities:
Accounts payable	4,539,648			15,440
Accrued expenses				107,734
Accrued expenses	933,720			107,734
Accrued offering costs				314,153
Accrued offering costs	314,153			314,153
Convertible promissory note	750,000
Due to related party	57,666			884
Derivative - Forward Purchase and Backstop Securities	383,390
Total current liabilities	6,978,577			438,211
Deferred underwriting fee payable	8,050,000			8,050,000	$ 8,050,000
TOTAL LIABILITIES	15,028,577			8,488,211
Commitments (see Note 6)
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value	236,098,332			235,750,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(14,337,141)			(7,554,273)
Total Shareholders' Deficit	(14,336,566)	$ (12,363,318)	$ (7,553,698)	(7,553,698)		$ 15,029	$ 17,214	$ 0	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	236,790,343			236,684,513
Class B ordinary shares
Shareholders' Deficit
Common Stock	$ 575			$ 575